UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06088

Salomon Brothers Institutional Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY			10004
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. C/o Citigroup Asset Management 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 725-6666

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2005

ITEM 1.                             REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE	Salomon Brothers Institutional Series Funds Inc
• High Yield Bond Fund
• Emerging Markets Debt Fund

SEMI-ANNUAL REPORT

AUGUST 31, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Salomon Brothers Institutional Series Funds Inc

Semi-Annual Report • August 31, 2005

What’s Inside	Letter from the Chairman	1

	Salomon Brothers Institutional Series Funds Inc

	High Yield Bond Fund

	Fund at a Glance	7

	Emerging Markets Debt Fund

	Fund at a Glance	8

	Fund Expenses	9

	Schedule of Investments	11

	Statements of Assets and Liabilities	33

	Statements of Operations	34

	Statements of Changes in Net Assets	35

	Financial Highlights	37

	Notes to Financial Statements	39

	Board Approval of Management Agreement	47

Letter from the Chairman

Dear Shareholder,

The U.S. economy overcame several obstacles during the reporting period and continued to expand at a brisk pace. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” In addition, the devastation caused by Hurricane Katrina led to fears of a possible recession. However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8% and the second quarter GDP growth was 3.3%, another solid advance. This marked nine consecutive quarters in which GDP grew 3.0% or more.

As expected, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following six rate hikes from June 2004 through February 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s ten rate hikes have brought the target for the federal funds rate from 1.00% to 3.50%. Following the end of the Funds’ reporting period, at its September meeting, the Fed once again raised its target rate by 0.25% to 3.75%.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

During much of the reporting period, the fixed-income market confounded investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.50% and the yield on the 10-year Treasury was 4.38%. When the reporting period ended, the federal funds rate had risen to 3.50% and the 10-year yield had fallen to 4.02%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Indexiv returned 2.85%.

The high yield market experienced periods of extreme volatility during the reporting period. High yield bonds fell sharply in March and April 2005 as investors became concerned over downgrades for General Motors and Ford Motor Company bonds. However, the high yield market then rallied as the uncertainty surrounding the downgrades lifted and investors searched for incremental yield. Over the six-month period, the Citigroup High Yield Market Indexv returned 1.32%.

During the six-month period, emerging markets debt, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 5.52%. While there were periods of weakness in March and July 2005, overall the asset class generated solid results. Strong country fundamentals and market technicals outweighed the downward pressure exerted throughout the period by Fed tightening. In addition, continued strength in commodity prices, including metals, agriculture, and oil, supported many emerging market countries.

High Yield Bond Fund

For the six months ended August 31, 2005, the Salomon Brothers Institutional High Yield Bond Fund returned 1.39%. The Lipper High Current Yield Funds Category Average1 increased 1.14%. The Fund’s unmanaged benchmark, the Citigroup High Yield Market Index, returned 1.32% for the same period.

1               Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended August 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 427 funds in the Fund’s Lipper category, and excluding sales charges.

Emerging Markets Debt Fund

For the six months ended August 31, 2005, the Salomon Brothers Institutional Emerging Markets Debt Fund returned 6.99%. The Lipper Emerging Markets Debt Funds Category Average2 increased 5.76%. The Fund’s unmanaged benchmark, EMBI Global and the Fund’s previous benchmark, the JPMorgan Emerging Markets Bond Index Plusvii returned 5.52% and 5.85%, respectively, for the same period.

PERFORMANCE SNAPSHOT AS OF AUGUST 31, 2005 (unaudited)

6 months

High Yield Bond Fund	1.39%

Citigroup High Yield Market Index	1.32%

Lipper High Current Yield Funds Category Average	1.14%

Emerging Markets Debt Fund	6.99%

JPMorgan Emerging Markets Bond Index Global	5.52%

JPMorgan Emerging Markets Bond Index Plus	5.85%

Lipper Emerging Markets Debt Funds Category Average	5.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any. The Fund’s yields’ reflect voluntary fee waivers and reimbursements, which may be reduced or terminated at any time. The 30-Day SEC Yield for High Yield Bond Fund was 7.25%. Absent of reimbursements or waivers, the yield would have been 7.12%. The 30-Day SEC Yield for Emerging Markets Debt Fund was 5.78%. Absent of reimbursements or waivers, the yield would have been 5.59%

2               Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended August 31, 2005, including the reinvestment of distributions, including returns of captial, if any, calculated among the 48 funds in the Fund’s Lipper category, and excluding sales charges.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Funds’ Board of Directors has approved a new investment management contract between the Funds and the Manager to become effective upon closing of the sale of Legg Mason. The new investment advisory contract has been presented to the shareholders of the Funds for their approval.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and its Adviser with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Thank you for your investment in the Salomon Brothers Institutional High Yield Bond Fund and the Salomon Brothers Institutional Emerging Markets Debt Fund. As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 20, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

High Yield Bond Fund

RISKS: High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price.

Emerging Markets Debt Fund

RISKS: The Fund invests in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i                                    Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii                                  The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii                                The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv                                The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

v                                  The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi                                JPMorgan Emerging Markets Bond Index Global (EMBI Global) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii                              The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.

Fund at a Glance (unaudited)

High Yield Bond Fund

Fund at a Glance (unaudited)

Emerging Markets Debt Fund

*  Excludes securities purchased from securities lending collateral.

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2005 and held for the six months ended August 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
High Yield Bond Fund	1.39%	$1,000.00	$1,013.90	0.55%	$2.79
Emerging Markets Debt Fund	6.99	1,000.00	1,069.90	0.75	3.91

(1)     For the six months ended August 31, 2005.

(2)     Assumes reinvestment of distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)     Expenses (net of voluntary fee waiver) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
High Yield Bond Fund	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Emerging Markets Debt Fund	5.00	1,000.00	1,021.42	0.75	3.82

(1)     For the six months ended August 31, 2005.

(2)     Expenses (net of voluntary fee waiver) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments (August 31, 2005) (unaudited)

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Face Amount	Security	Value
Corporate Bonds & Notes — 88.6%
Advertising — 1.3%
$900,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	$949,500
450,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	461,250
450,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	451,125
625,000	Vertis Inc., Senior Second Lien Secured Notes, 9.750% due 4/1/09	659,375
	Total Advertising	2,521,250

Aerospace/Defense — 2.4%
490,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	519,400
325,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	357,500
550,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	559,625
	L-3 Communications Corp., Senior Subordinated Notes:
880,000	7.625% due 6/15/12	937,200
850,000	6.375% due 10/15/15 (a)	867,000
1,150,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	1,265,000
	Total Aerospace/Defense	4,505,725

Airlines — 0.2%
	Continental Airlines Inc.:
93,451	Pass-Through Certificates, Series 1998-1C, Series B, 6.541% due 9/15/08	88,072
275,000	Senior Notes, 8.000% due 12/15/05	275,688
	Total Airlines	363,760

Apparel — 1.0%
	Levi Strauss & Co., Senior Notes:
175,000	8.254% due 4/1/12 (b)	176,750
125,000	12.250% due 12/15/12	141,094
1,000,000	9.750% due 1/15/15	1,060,000
425,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15 (a)	426,593
	Total Apparel	1,804,437

Auto Manufacturers — 2.6%
	Ford Motor Co.:
	Debentures:
200,000	6.625% due 10/1/28	149,146
200,000	8.900% due 1/15/32	176,562
3,275,000	Notes, 7.450% due 7/16/31	2,625,289
	General Motors Corp., Senior Debentures:
450,000	8.250% due 7/15/23	379,125
1,925,000	8.375% due 7/15/33	1,626,625
	Total Auto Manufacturers	4,956,747

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Auto Parts & Equipment — 0.8%
$650,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	$663,000
525,000	Tenneco Automotive Inc., Senior Subordinated Notes, 8.625% due 11/15/14	547,313
268,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	298,820
	Total Auto Parts & Equipment	1,509,133

Building Materials — 0.9%
700,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	719,250
425,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	415,437
650,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	585,000
	Total Building Materials	1,719,687

Chemicals — 5.6%
	Airgas Inc.:
500,000	Medium-Term Notes, 7.750% due 9/15/06	518,125
400,000	Senior Subordinated Notes, 9.125% due 10/1/11	432,000
104,546	Applied Extrusion Technologies Inc., Senior Notes, 12.000% due 3/15/12 (a)(c)	102,978
325,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	338,000
300,000	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due 8/15/11	330,000
525,000	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	585,375
325,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	342,063
	Huntsman International LLC, Senior Subordinated Notes:
396,000	10.125% due 7/1/09	409,860
500,000	7.375% due 1/1/15 (a)	507,500
550,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (a)	568,563
500,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	541,875
300,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	342,750
400,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	462,000
675,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	730,687
825,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	892,031
675,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	693,562
525,000	Resolution Performance Products Inc., Senior Subordinated Notes, 13.500% due 11/15/10	569,625
350,000	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	364,000
	Rhodia SA:
300,000	Senior Notes, 7.625% due 6/1/10	296,250
425,000	Senior Subordinated Notes, 8.875% due 6/1/11	416,500
500,000	UAP Holding Corp., Senior Discount Notes, step bond to yield 10.750% due 7/15/12 (d)	430,000

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Chemicals — 5.6% (continued)
$601,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	$655,090
	Total Chemicals	10,528,834

Coal — 0.1%
250,000	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	273,125

Commercial Services — 2.2%
475,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	473,813
325,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	347,750
450,000	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13 (a)	460,125
	Cenveo Corp.:
275,000	Senior Notes, 9.625% due 3/15/12	295,625
500,000	Senior Subordinated Notes, 7.875% due 12/1/13	495,000
350,000	Corrections Corp. of America, Senior Notes, 6.250% due 3/15/13	345,625
	Iron Mountain Inc., Senior Subordinated Notes:
225,000	8.625% due 4/1/13	237,656
1,230,000	7.750% due 1/15/15	1,265,362
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	116,125
	Total Commercial Services	4,037,081

Computers — 0.8%
525,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	556,500
275,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	290,125
650,000	Unisys Corp., Senior Notes, 6.875% due 3/15/10	633,750
	Total Computers	1,480,375

Containers & Packaging — 0.2%
420,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	431,550

Cosmetics/Personal Care — 0.3%
475,000	Del Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	410,875
200,000	Elizabeth Arden Inc., Senior Subordinated Notes, 7.750% due 1/15/14	211,500
	Total Cosmetics/Personal Care	622,375

Distribution/Wholesale — 0.4%
300,000	Buhrmann US Inc., Senior Subordinated Notes, 7.875% due 3/1/15 (a)	305,250
346,000	Wesco Distribution Inc., Senior Subordinated Notes, Series B, 9.125% due 6/1/08	351,190
	Total Distribution/Wholesale	656,440

Diversified Financial Services — 4.5%
713,000	Alamosa Delaware Inc., Senior Discount Notes, 12.000% due 7/31/09	798,560

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Diversified Financial Services — 4.5% (continued)
$578,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	$658,197
425,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	435,625
	Ford Motor Credit Co.:
	Notes:
575,000	7.875% due 6/15/10	578,620
250,000	7.000% due 10/1/13	240,016
400,000	Senior Notes, 7.250% due 10/25/11	391,578
	General Motors Acceptance Corp.:
2,025,000	Bonds, 8.000% due 11/1/31	1,878,295
	Notes:
350,000	7.250% due 3/2/11	338,215
100,000	6.875% due 9/15/11	94,812
1,000,000	6.750% due 12/1/14	921,287
600,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	646,500
675,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	636,187
525,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.742% due 10/1/15 (d)	392,438
425,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	464,313
	Total Diversified Financial Services	8,474,643

Electric — 4.1%
	AES Corp., Senior Notes:
125,000	9.500% due 6/1/09	138,438
950,000	9.375% due 9/15/10	1,071,125
350,000	8.875% due 2/15/11	389,375
	Calpine Corp.:
775,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)	585,125
285,000	Senior Secured Notes, 8.750% due 7/15/13 (a)	212,325
300,000	Calpine Generating Co. LLC, Senior Secured Notes, 12.390% due 4/1/11 (b)	283,500
	Edison Mission Energy, Senior Notes:
275,000	10.000% due 8/15/08	307,312
500,000	7.730% due 6/15/09	531,250
425,000	9.875% due 4/15/11	504,156
	Mirant Americas Generation LLC, Senior Notes:
225,000	7.625% due 5/1/06 (e)	266,625
225,000	9.125% due 5/1/31 (e)	276,187
1,562,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	1,690,865

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Electric — 4.1% (continued)
	Reliant Energy Inc., Senior Secured Notes:
$500,000	9.250% due 7/15/10	$547,500
650,000	9.500% due 7/15/13	726,375
75,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	78,188
	Total Electric	7,608,346

Electrical Components & Equipment — 0.1%
200,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	193,000

Electronics — 0.3%
75,000	L-3 Communications Corp., Senior Subordinated Notes, 6.125% due 7/15/13	76,125
	Muzak LLC/Muzak Finance Corp.:
175,000	Senior Notes, 10.000% due 2/15/09	153,125
475,000	Senior Subordinated Notes, 9.875% due 3/15/09	239,875
	Total Electronics	469,125

Entertainment — 3.9%
675,000	Argosy Gaming Co., Senior Subordinated Notes, 7.000% due 1/15/14	745,875
650,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	669,500
925,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.035% due 3/15/14 (d)	664,844
	Herbst Gaming Inc., Senior Subordinated Notes:
625,000	8.125% due 6/1/12	662,500
250,000	7.000% due 11/15/14	254,375
825,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	814,687
50,000	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (a)	49,375
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	7.125% due 8/15/14	79,125
350,000	6.875% due 2/15/15	364,875
800,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	796,000
650,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	659,750
250,000	Scientific Games Corp., Series A, 6.250% due 12/15/12	254,375
775,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	809,875
	Six Flags Inc., Senior Notes:
275,000	9.750% due 4/15/13	277,063
300,000	9.625% due 6/1/14	302,250
	Total Entertainment	7,404,469

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Environmental Control — 1.4%
$600,000	Aleris International Inc., Series B, Senior Secured Notes, 10.375% due 10/15/10	$664,500
	Allied Waste North America Inc.:
1,050,000	Senior Notes, 7.250% due 3/15/15 (a)	1,047,375
225,000	Senior Notes, Series B, 7.375% due 4/15/14	212,625
683,000	Senior Secured Notes, Series B, 9.250% due 9/1/12	749,592
500,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(e)	2,005
	Total Environmental Control	2,676,097

Food — 1.3%
256,247	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	275,625
	Doane Pet Care Co.:
375,000	Senior Notes, 10.750% due 3/1/10	411,563
250,000	Senior Subordinated Notes, 9.750% due 5/15/07	250,000
	Dole Food Co. Inc.:
600,000	Debentures, 8.750% due 7/15/13	660,000
32,000	Senior Notes, 8.875% due 3/15/11	34,240
100,000	Dole Food Co. Inc., 7.250% due 6/15/10	101,750
750,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	727,500
	Total Food	2,460,678

Forest Products & Paper — 2.8%
550,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	522,500
	Appleton Papers Inc.:
450,000	Senior Notes, 8.125% due 6/15/11	438,750
150,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	144,750
325,000	Blue Ridge Paper Products Inc., Secured Notes, 9.500% due 12/15/08	310,375
900,000	Boise Cascade, LLC/Boise Cascade Finance Corp., Senior Subordinated Notes, Series B, 7.125% due 10/15/14	879,750
45,000	Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11	46,575
	Buckeye Technologies Inc.:
300,000	Senior Notes, 8.500% due 10/1/13	312,000
	Senior Subordinated Notes:
320,000	9.250% due 9/15/08	321,600
275,000	8.000% due 10/15/10	269,500
425,000	Domtar Inc., Notes, 7.125% due 8/15/15	425,844
650,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	604,500
550,000	Norske Skog Canada Ltd., Senior Notes, Series D, 8.625% due 6/15/11	574,750
425,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	395,250
	Total Forest Products & Paper	5,246,144

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Health Care-Products — 0.5%
$600,000	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	$654,000
325,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	350,188
	Total Health Care-Products	1,004,188

Health Care-Services — 3.0%
650,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	698,750
465,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	472,556
	DaVita Inc.:
380,000	Senior Notes, 6.625% due 3/15/13 (a)	387,600
70,000	Senior Subordinated Notes, 7.250% due 3/15/15 (a)	71,488
680,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10 HCA Inc.:	732,700
	Debentures:
40,000	6.250% due 2/15/13	40,799
100,000	7.190% due 11/15/15	107,362
325,000	Senior Notes, 6.375% due 1/15/15	335,295
700,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	757,750
325,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	289,656
350,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	398,125
	Tenet Healthcare Corp., Senior Notes:
200,000	6.500% due 6/1/12	190,000
700,000	7.375% due 2/1/13	686,000
150,000	9.875% due 7/1/14	160,500
320,000	6.875% due 11/15/31	283,200
	Total Health Care-Services	5,611,781

Holding Companies-Diversified — 0.6%
650,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14 (a)	633,750
475,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	482,719
	Total Holding Companies-Diversified	1,116,469

Home Furnishings — 0.8%
566,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	534,870
300,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	316,500
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	643,500
	Total Home Furnishings	1,494,870

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Household Durables — 0.3%
$650,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	$562,250

Household Products/Wares — 0.5%
850,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	905,250

Internet — 0.3%
632,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	644,640

Iron/Steel — 0.0%
500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (c)(e)(f)	0

Leisure Time — 0.9%
500,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	505,000
850,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	884,000
350,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	292,250
	Total Leisure Time	1,681,250

Lodging — 4.6%
	Boyd Gaming Corp., Senior Subordinated Notes:
550,000	7.750% due 12/15/12	588,500
600,000	6.750% due 4/15/14	615,750
	Caesars Entertainment Inc., Senior Subordinated Notes:
125,000	9.375% due 2/15/07	132,344
225,000	8.875% due 9/15/08	248,063
500,000	8.125% due 5/15/11	565,625
425,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10 (a)	458,469
925,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	908,812
28,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	28,525
610,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	703,025
500,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	552,500
600,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	642,000
875,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	848,750
	MGM MIRAGE Inc.:
50,000	Senior Notes, 6.750% due 9/1/12	51,500
1,100,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,201,750
350,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	362,250
625,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	645,312
	Total Lodging	8,553,175

Machinery — 0.1%
150,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	156,000

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Machinery-Construction & Mining — 0.4%
	Terex Corp.:
	Senior Subordinated Notes:
$200,000	9.250% due 7/15/11	$217,500
175,000	7.375% due 1/15/14	182,875
350,000	Senior Subordinated Notes,Series B, 10.375% due 4/1/11	377,125
	Total Machinery-Construction & Mining	777,500

Machinery-Diversified — 0.8%
575,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	615,250
400,000	Flowserve Corp., Senior Subordinated Notes, 12.250% due 8/15/10	427,456
450,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	483,750
	Total Machinery-Diversified	1,526,456

Media — 9.0%
900,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (b)	933,750
723,106	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	762,877
650,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12	671,125
750,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13 (a)	748,125
175,000	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 22.127% due 1/15/12 (d)	105,438
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
1,700,000	Senior Discount Notes, step bond to yield 20.576% due 5/15/11 (d)	1,160,250
	Senior Notes:
225,000	8.625% due 4/1/09	187,313
1,075,000	10.750% due 10/1/09	919,125
125,000	10.250% due 1/15/10	102,500
	CSC Holdings Inc.:
275,000	Debentures, Series B, 8.125% due 8/15/09	283,250
65,000	Senior Debentures, 7.625% due 7/15/18	63,375
115,000	Senior Notes, 7.250% due 7/15/08	116,869
100,000	Senior Notes, Series B, 8.125% due 7/15/09	103,000
	Dex Media Inc., Discount Notes:
1,050,000	Step bond to yield 9.000% due 11/15/13 (d)	858,375
275,000	Step bond to yield 9.000% due 11/15/13 (d)	224,813
440,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	499,950
422,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	465,255
1,300,000	DirecTV Holdings/Finance, Senior Notes, 6.375% due 6/15/15 (a)	1,303,250

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Media — 9.0% (continued)
	EchoStar DBS Corp., Senior Notes:
$85,000	6.375% due 10/1/11	$84,894
1,450,000	6.625% due 10/1/14	1,444,562
375,000	Emmis Communications Corp., Senior Notes, Class A, 9.314% due 6/15/12 (b)	381,563
200,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.500% due 10/15/13 (d)	156,750
575,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	633,937
625,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	685,156
200,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield 11.375% due 4/1/13 (d)	149,000
525,000	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	570,937
600,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	644,250
100,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	114,500
725,000	Salem Communications Holding Corp., Senior Subordinated Notes, 7.750% due 12/15/10	762,156
845,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	875,631
325,000	Yell Finance BV, Senior Discount Notes, step bond to yield 11.143% due 8/1/11 (d)	328,250
600,000	Young Broadcasting Inc., Senior Subordinated Notes, 10.000% due 3/1/11	580,500
	Total Media	16,920,726

Metal Fabricate-Hardware — 0.7%
110,000	Freeport-McMoRan Copper & Gold Inc., 7.500% due 11/15/06	112,750
575,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	618,844
575,000	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	543,375
	Total Metal Fabricate-Hardware	1,274,969

Mining — 0.5%
875,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	881,563

Miscellaneous Manufacturing — 1.1%
600,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	606,000
1,075,000	Koppers Inc., Senior Secured Notes, 9.875% due 10/15/13	1,198,625
375,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	352,969
	Total Miscellaneous Manufacturing	2,157,594

Office Furnishings — 0.3%
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	615,000

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Oil & Gas — 3.8%
	Chesapeake Energy Corp., Senior Notes:
$825,000	7.500% due 6/15/14	$895,125
325,000	7.000% due 8/15/14	344,500
130,000	6.375% due 6/15/15	133,250
450,000	6.250% due 1/15/18	448,312
250,000	Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (c)(e)(f)	0
750,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	776,250
75,000	Forest Oil Corp., Senior Notes, 7.750% due 5/1/14	79,875
1,650,000	Kerr-McGee Corp., Senior Secured Notes, 7.000% due 11/1/11	1,658,250
325,000	Magnum Hunter Resources Inc., Senior Notes, 9.600% due 3/15/12	359,125
475,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	503,500
500,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	531,250
800,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	879,000
555,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	582,750
	Total Oil & Gas	7,191,187

Oil & Gas Services — 0.6%
200,000	Grant Prideco Inc., Senior Notes, 6.125% due 8/15/15 (a)	203,500
	Hanover Compressor Co.:
250,000	Senior Notes, 9.000% due 6/1/14	276,875
475,000	Subordinated Notes, zero coupon bond to yield 11.000% due 3/31/07 (b)	427,500
90,000	Key Energy Services Inc., Senior Notes, Series C, 8.375% due 3/1/08	93,375
175,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	183,313
	Total Oil & Gas Services	1,184,563

Packaging & Containers — 3.8%
575,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (e)	388,125
550,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	607,750
	Graphic Packaging International Corp.:
90,000	Senior Notes, 8.500% due 8/15/11	94,500
800,000	Senior Subordinated Notes, 9.500% due 8/15/13	824,000
475,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	471,437
	Owens-Brockway Glass Container Inc.:
725,000	6.750% due 12/1/14	732,250
575,000	Secured Notes, 8.750% due 11/15/12	629,625
875,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	966,875
225,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09	210,938
525,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	346,500
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
645,000	9.750% due 2/1/11	676,444
400,000	8.375% due 7/1/12	400,000

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Packaging & Containers — 3.8% (continued)
$275,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	$260,562
650,000	Tekni-Plex Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)	572,000
	Total Packaging & Containers	7,181,006

Pharmaceuticals — 0.8%
300,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	265,500
750,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	748,125
425,000	Warner Chilcott Corp., 8.750% due 2/1/15 (a)	422,875
	Total Pharmaceuticals	1,436,500

Pipelines — 3.5%
	Dynegy Holdings Inc.:
	Debentures:
775,000	7.125% due 5/15/18	740,125
225,000	7.625% due 10/15/26	214,313
	Senior Secured Notes:
750,000	9.875% due 7/15/10 (a)	821,250
300,000	10.125% due 7/15/13 (a)	336,750
	El Paso Corp.:
	Medium-Term Notes:
575,000	7.800% due 8/1/31	580,750
575,000	7.750% due 1/15/32	583,625
1,150,000	Notes, 7.875% due 6/15/12	1,201,750
	Williams Cos. Inc.:
	Notes:
100,000	7.125% due 9/1/11	107,000
575,000	7.875% due 9/1/21	651,187
200,000	8.750% due 3/15/32	244,000
900,000	Senior Notes, 7.625% due 7/15/19	1,003,500
	Total Pipelines	6,484,250

Real Estate — 0.2%
292,000	CB Richard Ellis Services Inc., Senior Notes, 9.750% due 5/15/10	324,120

Real Estate Investment Trust — 1.9%
1,100,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	1,218,250
	Host Marriott LP, Senior Notes:
1,000,000	7.125% due 11/1/13	1,050,000
550,000	Series O, 6.375% due 3/15/15	547,937
	MeriStar Hospitality Corp., Senior Notes:
350,000	9.000% due 1/15/08	369,250
350,000	9.125% due 1/15/11	378,000
	Total Real Estate Investment Trust	3,563,437

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Retail — 3.8%
$500,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	$510,000
900,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	945,000
775,000	CSK Auto Inc., Senior Subordinated Notes, 7.000% due 1/15/14	755,625
275,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	257,125
370,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (c)(e)(f)	0
300,000	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12	301,500
625,000	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	556,250
489,000	Jafra Cosmetics International Inc./Distribuidora Comercial Jafra SA de CV, Senior Subordinated Notes, 10.750% due 5/15/11	547,680
575,000	Jean Coutu Group (PJC) Inc., Senior Notes, 7.625% due 8/1/12	602,312
275,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	283,250
650,000	Jo Ann Stores Inc., Senior Subordinated Notes, 7.500% due 3/1/12	632,125
350,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	388,500
	Rite Aid Corp.:
425,000	7.500% due 1/15/15	410,125
	Notes:
150,000	7.125% due 1/15/07	151,313
300,000	6.125% due 12/15/08 (a)	283,500
450,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	457,875
	Total Retail	7,082,180

Semiconductors — 0.6%
	Amkor Technology Inc.:
	Senior Notes:
700,000	9.250% due 2/15/08	661,500
450,000	7.125% due 3/15/11	389,250
150,000	Senior Subordinated Notes, 10.500% due 5/1/09	138,000
	Total Semiconductors	1,188,750

Telecommunications — 7.5%
	American Tower Corp., Senior Notes:
9,000	9.375% due 2/1/09	9,484
850,000	7.500% due 5/1/12	903,125
315,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 12.250% due 8/1/08 (b)	242,550
65,000	American Towers Inc., 7.250% due 12/1/11	68,738
575,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	756,125
425,000	Centennial Communications Corp./Cellular Operating Co. LLC, Senior Notes, 8.125% due 2/1/14	453,687
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
325,000	9.750% due 10/1/09	337,594
225,000	10.500% due 11/1/10	239,062

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Telecommunications — 7.5% (continued)
$225,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(b)	$230,063
750,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.189% due 2/1/15 (a)(d)	510,000
1,825,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,610,562
875,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	982,187
	Nextel Communications Inc.:
65,000	Senior Notes, Series E, 6.875% due 10/31/13	69,683
2,385,000	Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	2,578,011
150,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	159,000
250,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	264,375
1,050,000	Qwest Corp., Notes, 8.875% due 3/15/12	1,152,375
	Qwest Services Corp., Senior Secured Notes:
1,050,000	13.500% due 12/15/10	1,215,375
765,000	14.000% due 12/15/14	940,950
	SBA Communications Corp.:
431,000	Senior Discount Notes, step bond to yield 9.750% due 12/15/11 (d)	397,597
175,000	Senior Notes, 8.500% due 12/1/12	191,844
675,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	756,000
	Total Telecommunications	14,068,387

Textiles — 0.3%
	Simmons Bedding Co.:
125,000	Senior Discount Notes, step bond to yield 10.000% due 12/15/14 (a)(d)	72,500
450,000	Senior Subordinated Notes, 7.875% due 1/15/14	434,250
	Total Textiles	506,750

Transportation — 0.2%
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(e)(f)	0
300,000	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	326,625
	Total Transportation	326,625
	Total Corporate Bonds & Notes (Cost — $165,007,134)	166,364,457

Asset-Backed Security — 0.0%

Diversified Financial Services — 0.0%
370,387	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (c)(e)(f)
	(Cost — $376,339)	0

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Shares	Security	Value
Common Stocks — 2.4%
Consumer Discretionary — 1.2%
Household Durables — 0.0%
2,998	Mattress Discounters Corp. (c)(f)*	$0

Media — 1.2%
19,501	Liberty Global Inc., Class A Shares*	989,676
18,350	NTL Inc. *	1,172,198
	Total Media	2,161,874
	Total Consumer Discretionary	2,161,874

Industrials — 0.0%
Commercial Services & Supplies — 0.0%
8,621	Continental AFA Dispensing Co. (c)(f)*	47,416

Information Technology — 0.0%
Computers & Peripherals — 0.0%
4,055	Axiohm Transaction Solutions Inc. (c)(f)*	0

Materials — 0.1%
Chemicals — 0.1%
9,957	Applied Extrusion Technologies Inc., Class A Shares*	134,419

Telecommunication Services — 1.1%
Diversified Telecommunication Services — 0.4%
32,887	Telewest Global Inc.*	730,091

Wireless Telecommunication Services — 0.7%
59,563	American Tower Corp., Class A Shares*	1,419,982
	Total Telecommunication Services	2,150,073
	Total Common Stocks (Cost — $3,851,144)	4,493,782

Escrowed Shares (f) — 0.0%
375,000	Breed Technologies Inc. (c)(e)*	0
250,000	Imperial Holly Co.*	0
375,000	Pillowtex Corp.*	0
264,806	Vlasic Foods International Inc. (c)(e)*	9,586
	Total Escrowed Shares (Cost — $0)	9,586

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Shares	Security	Value
Preferred Stock — 0.2%
Consumer Discretionary — 0.2%
Auto Components — 0.2%
30,000	Delphi Trust I, 8.25% Cumulative Trust Preferred Securities*	$458,100

Financials — 0.0%
Diversified Financial Services — 0.0%
439	TCR Holdings Corp., Class B Shares, 0.000% (c)(f)*	1
241	TCR Holdings Corp., Class C Shares, 0.000% (c)(f)*	0
636	TCR Holdings Corp., Class D Shares, 0.000% (c)(f)*	1
1,316	TCR Holdings Corp., Class E Shares, 0.000% (c)(f)*	1
	Total Financials	3
	Total Preferred Stock (Cost — $798,157)	458,103

Convertible Preferred Stock — 0.6%
Telecommunication Services — 0.6%
Wireless Telecommunication Services — 0.6%
897	Alamosa Holdings Inc., 7.500%, Series B
	(Cost — $291,525)	1,157,354

Warrants
Warrants — 0.1%
315	American Tower Corp., expires 8/1/08 (a)*	106,363
250	Brown Jordan International Inc., expires 8/15/07 (a)(c)*	2
803,849	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), expires 3/23/05 (c)*	1,005
200	Leap Wireless International Inc., expires 4/15/10 (a)(c)(f)*	0
500	Mattress Discounters Co., expires 7/15/07 (a)(c)(f)*	0
2,521	Pillowtex Corp., expires 11/24/09 (c)(f)*	2
	Total Warrants (Cost — $38,940)	107,372
	Total Investments Before Short-Term Investments (Cost — $170,363,239)	172,590,654

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Short-Term Investments — 6.1%
Repurchase Agreements — 6.1%
$5,000,000	Interest in $638,841,000 joint tri-party repurchase agreement dated 8/31/05 with Deustche Bank Securities Inc., 3.580% due 9/1/05, Proceeds at maturity – $5,000,497; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.910% due 9/6/05 to 4/15/12; Market value – $5,100,004)	$5,000,000
5,000,000	Interest in $666,711,000 joint tri-party repurchase agreement dated 8/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.580% due 9/1/05, Proceeds at maturity – $5,000,497; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 9/21/05 to 11/25/24; Market value – $5,100,024)	5,000,000
1,562,000	Interest in $499,205,000 joint tri-party repurchase agreement dated 8/31/05 with Morgan Stanley, 3.580% due 9/1/05, Proceeds at maturity – $1,562,155; (Fully collateralized by various U.S. government agency obligations, 3.550% to 4.500% due 2/16/07 to 6/1/10; Market value – $1,599,612)	1,562,000
	Total Short-Term Investments (Cost — $11,562,000)	11,562,000
	Total Investments — 98.0% (Cost — $181,925,239#)	184,152,654
	Other Assets in Excess of Liabilities — 2.0%	3,667,758
	Total Net Assets — 100.0%	$187,820,412

*                                 Non-income producing security.

(a)                            Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(b)                           Variable rate securities. Interest rates disclosed are those which are in effect at August 31, 2005.

(c)                            Illiquid Security.

(d)                           Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of August 31, 2005. Maturity date indicated represents the instrument’s ultimate maturity date.

(e)                            Security is currently in default.

(f)                              Security is valued in good faith at fair value by or under the direction of the Board of Directors.

#                                 Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited)

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND

Face Amount†		Security	Value
Sovereign Bonds — 87.0%
Argentina — 3.0%
		Republic of Argentina:
$809,375		4.005% 8/3/12 (a)	$715,224
4,725,669	ARS	5.830% 12/31/33 (b)	1,831,441
433,000	EUR	Medium-Term Notes, Series E, 8.750% 2/4/49	164,211
200,000		step bond to yield 1.330% 12/31/38	72,300
		Total Argentina	2,783,176

Brazil — 22.7%
		Federative Republic of Brazil:
195,000		12.250% 3/6/30	258,375
3,400,000		11.000% 8/17/40 (c)	4,052,800
10,115,000		Collective Action Securities, 8.000% 1/15/18 (c)	10,458,910
6,806,558		DCB, Series L,, 4.313% 4/15/12 (a)	6,559,820
		Total Brazil	21,329,905

Bulgaria — 0.8%
625,000		Republic of Bulgaria, 8.250% 1/15/15 (d)	778,516

Chile — 1.6%
		Republic of Chile:
225,000		7.125% 1/11/12	257,780
225,000		5.500% 1/15/13	239,058
950,000		Collective Action Securities, 4.069% 1/28/08 (a)	956,413
		Total Chile	1,453,251

Colombia — 4.9%
		Republic of Colombia:
25,000		10.500% 7/9/10	29,763
375,000		10.750% 1/15/13	459,656
200,000		8.700% 2/15/16	219,200
1,240,000		11.750% 2/25/20	1,658,500
465,000		8.125% 5/21/24 (c)	482,437
1,405,000		10.375% 1/28/33 (c)	1,745,361
		Total Colombia	4,594,917

Costa Rica — 0.3%
250,000		Republic of Costa Rica, 8.050% 1/31/13 (d)	271,875

Ecuador — 0.8%
885,000		Republic of Ecuador, step bond to yield 9.000% 8/15/30 (c)	785,438

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount†		Security	Value
El Salvador — 0.7%
$560,000		Republic of El Salvador, 7.750% 1/24/23 (d)	$628,600

Malaysia — 1.6%
		Federation of Malaysia:
350,000		8.750% 6/1/09	401,689
925,000		7.500% 7/15/11	1,067,200
		Total Malaysia	1,468,889

Mexico — 16.8%
		United Mexican States:
1,525,000		11.375% 9/15/16 (c)	2,279,875
1,725,000		8.125% 12/30/19 (c)	2,132,100
		Medium-Term Notes:
295,000		8.300% 8/15/31	374,724
		Series A:
3,660,000		6.375% 1/16/13	3,950,055
2,490,000		6.625% 3/3/15 (c)	2,749,582
925,000		8.000% 9/24/22	1,142,375
1,085,000		7.500% 4/8/33	1,276,503
19,400,000	MXN	Series MI10, 9.500% 12/18/14	1,854,221
		Total Mexico	15,759,435

Panama — 3.4%
		Republic of Panama:
325,000		9.375% 7/23/12	396,094
275,000		7.250% 3/15/15	299,200
920,000		9.375% 1/16/23	1,150,000
175,000		8.875% 9/30/27	211,969
550,000		9.375% 4/1/29	696,437
458,172		PDI, 4.688% 7/17/16 (a)	447,290
		Total Panama	3,200,990

Peru — 4.1%
		Republic of Peru:
425,000		9.875% 2/6/15	538,687
375,000		8.750% 11/21/33	444,375
2,460,150		FLIRB, 5.000% 3/7/17 (a)	2,374,045
510,000		PDI, 5.000% 3/7/17 (a)	499,163
		Total Peru	3,856,270

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount†	Security	Value
Philippines — 4.5%
	Republic of the Philippines:
$425,000	8.375% 2/15/11	$440,938
275,000	8.250% 1/15/14 (c)	282,040
375,000	8.875% 3/17/15	396,656
225,000	9.375% 1/18/17	243,844
550,000	9.875% 1/15/19 (c)	600,187
1,530,000	10.625% 3/16/25	1,736,473
500,000	Senior Notes, 9.500% 2/2/30 (c)	518,125
	Total Philippines	4,218,263

Russia — 9.3%
	Russian Federation:
250,000	8.250% 3/31/10 (d)	271,562
560,000	11.000% 7/24/18	853,300
1,150,000	12.750% 6/24/28 (d)	2,150,500
4,735,000	step bond to yield 5.000% 3/31/30 (d)	5,412,697
	Total Russia	8,688,059

South Africa — 1.5%
	Republic of South Africa:
75,000	9.125% 5/19/09	86,250
1,175,000	6.500% 6/2/14	1,301,313
	Total South Africa	1,387,563

Turkey — 4.8%
	Republic of Turkey:
315,000	12.375% 6/15/09 (c)(e)	385,875
75,000	11.750% 6/15/10	92,344
1,025,000	11.500% 1/23/12	1,301,750
250,000	11.000% 1/14/13	315,000
1,075,000	11.875% 1/15/30 (c)	1,534,562
750,000	Collective Action Securities, 9.500% 1/15/14	887,813
	Total Turkey	4,517,344

Ukraine — 1.3%
	Republic of Ukraine:
102,671	11.000% 3/15/07 (d)	107,677
625,000	7.343% 8/5/09 (a)(c)(d)	682,031
370,000	7.650% 6/11/13 (d)	408,850
	Total Ukraine	1,198,558

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount†	Security	Value
Uruguay — 1.0%
	Republic of Uruguay, Benchmark Bonds:
$400,000	7.500% 3/15/15	$400,200
550,510	7.875% 1/15/33 (b)	522,985
	Total Uruguay	923,185

Venezuela — 3.9%
	Bolivarian Republic of Venezuela:
375,000	5.375% 8/7/10	356,250
2,952,000	8.500% 10/8/14	3,129,120
175,000	Collective Action Securities, 10.750% 9/19/13	209,212
	Total Venezuela	3,694,582
	Total Sovereign Bonds (Cost — $76,044,226)	81,538,816

Corporate Bonds & Notes — 9.3%
Malaysia — 0.4%
300,000	Petronas Capital Ltd., 7.875% 5/22/22 (d)	378,755

Mexico — 4.6%
	Pemex Project Funding Master Trust:
350,000	8.500% 2/15/08	381,938
625,000	9.125% 10/13/10	734,375
100,000	8.000% 11/15/11	114,550
775,000	7.375% 12/15/14	876,137
1,200,000	9.250% 3/30/18 (d)	1,542,000
525,000	9.500% 9/15/27 (d)	693,000
	Total Mexico	4,342,000

Russia — 4.3%
3,125,000	Gaz Capital SA, 8.625% 4/28/34 (d)	3,988,750
	Total Corporate Bonds & Notes (Cost — $8,294,473)	8,709,505

Warrant
Warrant — 0.1%
4,820		Bolivarian Republic of Venezuela, Oil-linked payment obligations, expires 4/15/20
		(Cost — $0)	120,500

Contracts
Purchased Option — 0.1%
4,000,000	EUR	Argentina Call @ $30.00, expires 8/22/06
		(Cost — $148,332)	147,996
		Total Investments Before Short-Term Investments (Cost — $84,487,031)	90,516,817

See Notes to Financial Statements.

Schedule of Investments (August 31, 2005) (unaudited) (continued)

Face Amount	Security	Value
Short-Term Investments — 26.6%
Repurchase Agreements — 2.1%
$988,000	Interest in $638,841,000 joint tri-party repurchase agreement dated 8/31/05 with Deutche Bank Securites Inc., 3.580% 9/1/05, Proceeds at maturity – $988,098; (Fully Collateralized by various U.S. government agency obligations, 0.000% to 4.910% due 9/6/05 to 4/25/12; Market value – $1,007,761) (e)	$988,000
1,000,000	Interest in $666,711,000 joint tri-party repurchase agreement dated 8/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.580% 9/1/05, Proceeds at maturity – $1,000,099; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 9/21/05 to 11/15/24; Market value – $1,020,005) (e)	1,000,000
	Total Repurchase Agreements	1,988,000

Shares
Securities Purchased from Securities Lending Collateral — 24.5%
22,960,325	State Street Navigator Securities Lending Trust Prime Portfolio	22,960,325
	Total Short-Term Investments (Cost — $24,948,325)	24,948,325
	Total Investments — 123.1% (Cost — $109,435,356#)	115,465,142
	Liabilities in Excess of Other Assets — (23.1)%	(21,697,653)
	Total Net Assets — 100.0%	$93,767,489

†                                 Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)                            Variable rate securities. Interest rates disclosed are those which are in effect at August 31, 2005.

(b)                           Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)                            All or a portion of this security is on loan (See Notes 1 and 3).

(d)                           Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(e)                            Security is segregated and/or held as collateral for open futures contracts, extended settlements, written options, swap transactions, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls and/or short sales.

#                                 Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	—Argentine Peso
DCB	—Debt Conversion Bond
EUR	—Euro Currency
FLIRB	—Front-Loaded Interest Reduction Bonds
MXN	—Mexican Peso
PDI	—Past Due Interest

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited) (August 31, 2005)

	High Yield Bond Fund	Emerging Markets Debt Fund
ASSETS:
Investments, at value (Cost — $181,925,239 and $109,435,356, respectively)	$184,152,654	$115,465,142
Foreign currency, at value (Cost — $0 and $81,267, respectively)	—	80,428
Cash	392	300
Interest receivable	3,426,626	1,463,905
Receivable for securities sold	421,700	4,761,100
Receivable for Fund shares sold	291,078	—
Unrealized appreciation on swaps	—	48,375
Prepaid expenses	17,565	16,073
Total Assets	188,310,015	121,835,323
LIABILITIES:
Payable for securities purchased	317,530	4,983,167
Payable for loaned securities collateral (Notes 1 and 3)	—	22,960,325
Management fee payable	58,668	40,315
Payable for Fund shares repurchased	46,784	—
Administration fee payable	7,900	3,924
Directors’ fees payable	2,593	3,526
Transfer agent fees payable	1,910	1,114
Accrued expenses	54,218	75,463
Total Liabilities	489,603	28,067,834
Total Net Assets	$187,820,412	$93,767,489
NET ASSETS:
Par value (Note 5)	$25,795	$13,319
Paid-in capital in excess of par value	184,942,942	78,580,482
Undistributed net investment income	7,216,864	3,255,285
Accumulated net realized gain (loss) on investments, swap contracts and foreign currency transactions	(6,592,604)	5,841,328
Net unrealized appreciation on investments, swap contracts and foreign currencies	2,227,415	6,077,075
Total Net Assets	$187,820,412	$93,767,489
Shares Outstanding	25,794,768	13,318,734
Net Asset Value	$7.28	$7.04

See Notes to Financial Statements.

Statements of Operations (unaudited) (For the six months ended August 31, 2005)

	High Yield Bond Fund	Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest	$6,159,317	$2,784,512
Dividends	39,347	31,895
Income from securities lending	—	26,243
Total Investment Income	6,198,664	2,842,650
EXPENSES:
Management fee (Note 2)	404,085	269,636
Administration fees (Note 2)	40,408	19,260
Shareholder reports	29,831	16,558
Custody fees	23,166	19,698
Audit and tax	23,024	22,389
Directors’ fees	16,317	14,646
Legal fees	10,552	10,363
Registration fees	9,878	9,377
Insurance	1,621	1,060
Transfer agent fees (Note 2)	995	922
Miscellaneous expenses	7,847	4,312
Total Expenses	567,724	388,221
Less: Management fee waiver (Note 2)	(123,231)	(99,325)
Net Expenses	444,493	288,896
Net Investment Income	5,754,171	2,553,754
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investments	(139,064)	3,297,874
Swap contracts	—	34,999
Foreign currency transactions	(5,720)	434
Net Realized Gain (Loss)	(144,784)	3,333,307
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(2,436,975)	(658,775)
Swap contracts	—	48,375
Foreign currency transactions	—	(1,086)
Change in Net Unrealized Appreciation/Depreciation	(2,436,975)	(611,486)
Net Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions	(2,581,759)	2,721,821
Increase in Net Assets From Operations	$3,172,412	$5,275,575

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the six months ended August 31, 2005 (unaudited)
and the year ended February 28, 2005

Salomon Brothers Institutional High Yield Bond Fund	August 31	February 28
OPERATIONS:
Net investment income	$5,754,171	$9,608,813
Net realized gain (loss)	(144,784)	1,845,252
Change in net unrealized appreciation/depreciation	(2,436,975)	2,205,119
Increase in Net Assets From Operations	3,172,412	13,659,184
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(9,300,464)
Decrease in Net Assets From Distributions to Shareholders	—	(9,300,464)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	60,923,560	70,978,715
Reinvestment of distributions	—	4,156,712
Cost of shares repurchased	(19,705,335)	(55,386,038)
Increase in Net Assets From Fund Share Transactions	41,218,225	19,749,389
Increase in Net Assets	44,390,637	24,108,109
NET ASSETS:
Beginning of period	143,429,775	119,321,666
End of period*	$187,820,412	$143,429,775
* Includes undistributed net investment income of:	$7,216,864	$1,462,693

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the six months ended August 31, 2005 (unaudited)
and the year ended February 28, 2005

Salomon Brothers Institutional Emerging Markets Debt Fund	August 31	February 28
OPERATIONS:
Net investment income	$2,553,754	$4,389,310
Net realized gain	3,333,307	4,259,543
Change in net unrealized appreciation/depreciation	(611,486)	2,979,673
Increase in Net Assets From Operations	5,275,575	11,628,526
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(4,299,919)
Net realized gains	—	(2,932,790)
Decrease in Net Assets From Distributions to Shareholders	—	(7,232,709)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	24,377,372	48,440,733
Reinvestment of distributions	—	7,112,750
Cost of shares repurchased	(8,673,387)	(27,990,302)
Increase in Net Assets From Fund Share Transactions	15,703,985	27,563,181
Increase in Net Assets	20,979,560	31,958,998
NET ASSETS:
Beginning of period	72,787,929	40,828,931
End of period*	$93,767,489	$72,787,929
* Includes undistributed net investment income of:	$3,255,285	$701,531

See Notes to Financial Statements.

Financial Highlights

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

High Yield Bond Fund(1)	2005(2)		2005	2004(3)	2003	2002	2001
Net Asset Value, Beginning of Period	$7.18		$6.95	$6.21	$6.10	$6.44	$7.60
Income (Loss) From Operations:
Net investment income	0.25		0.53	0.57	0.57	0.59	0.78
Net realized and unrealized gain (loss)	(0.15)		0.23	0.85	0.06	(0.46)	(0.94)
Total Income (Loss) From Operations	0.10		0.76	1.42	0.63	0.13	(0.16)
Less Distributions From:
Net investment income	—		(0.53)	(0.68)	(0.52)	(0.47)	(1.00)
Total Distributions	—		(0.53)	(0.68)	(0.52)	(0.47)	(1.00)
Net Asset Value, End of Period	$7.28		$7.18	$6.95	$6.21	$6.10	$6.44
Total Return(4)	1.39%		10.95%	23.37%	10.52%	2.14%	(1.23)%
Net Assets, End of Period (000s)	$187,820		$143,430	$119,322	$92,541	$66,330	$19,411
Ratios to Average Net Assets:
Gross expenses	0.70	%(5)	0.72%	0.79%	0.75%	0.74%	0.96%
Net expenses(6) (7)	0.55	(5)	0.55	0.55	0.55	0.55	0.55
Net investment income	7.12	(5)	7.52	8.38	9.15	9.09	10.59
Portfolio Turnover Rate	8%		39%	79%	45%	59%	80%

(1)                                     Per share amounts have been calculated using the average shares method.

(2)                                     For the six months ended August 31, 2005 (unaudited).

(3)                                     For the year ended February 29, 2004.

(4)                                     Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)                                     Annualized.

(6)                                     As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.55%.

(7)                                     The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Emerging Markets Debt Fund(1)	2005(2)		2005	2004(3)	2003	2002	2001
Net Asset Value, Beginning of Period	$6.58		$6.27	$6.61	$6.71	$6.39	$6.31
Income (Loss) From Operations:
Net investment income	0.22		0.45	0.56	0.65	0.69 (4)	0.79
Net realized and unrealized gain	0.24		0.47	1.02	0.10	0.20 (4)	0.01
Total Income From Operations	0.46		0.92	1.58	0.75	0.89	0.80
Less Distributions From:
Net investment income	—		(0.36)	(0.75)	(0.85)	(0.57)	(0.72)
Net realized gains	—		(0.25)	(1.17)	—	—	—
Total Distributions	—		(0.61)	(1.92)	(0.85)	(0.57)	(0.72)
Net Asset Value, End of Period	$7.04		$6.58	$6.27	$6.61	$6.71	$6.39
Total Return(5)	6.99%		14.89%	24.92%	12.10%	14.50%	13.39%
Net Assets, End of Period (000s)	$93,767		$72,788	$40,829	$56,105	$105,691	$63,191
Ratios to Average Net Assets:
Gross expenses	1.01	%(6)	1.04%	1.13%	0.95%	0.92%	1.02%
Net expenses(7) (8)	0.75	(6)	0.75	0.75	0.75	0.75	0.75
Net investment income	6.63	(6)	6.95	8.07	10.10	10.64 (4)	12.44
Portfolio Turnover Rate	52%		157%	134%	178%	186%	266%

(1)                                     Per share amounts have been calculated using the average shares method.

(2)                                     For the six months ended August 31, 2005 (unaudited).

(3)                                     For the year ended February 29, 2004.

(4)                                     Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 10.68%. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01.

(5)                                     Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)                                     Annualized.

(7)                                     As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.75%.

(8)                                     The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

The Salomon Brothers Institutional High Yield Bond Fund (“High Yield Bond Fund”) and Salomon Brothers Institutional Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) are funds constituting the Salomon Brothers Institutional Series Funds Inc. (“Series”), The Series is an open-end investment company incorporated in Maryland on January 19, 1996.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) INVESTMENT VALUATION. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) LENDING OF PORTFOLIO SECURITIES. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Financial Statements (unaudited) (continued)

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) FOREIGN CURRENCY TRANSLATION. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) CREDIT DEFAULT SWAPS. The Funds may enter into credit default swap contracts (“swaps”) for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Funds are required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds keep the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap

Notes to Financial Statements (unaudited) (continued)

contract, the Funds receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statement of Operations. For a credit default swap sold by the Funds payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in the net interest rates.

(g) CREDIT AND MARKET RISK. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) OTHER RISKS. Consistent with their objective to seek high current income, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(i) DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) EXPENSES. Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(k) FEDERAL AND OTHER TAXES. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute

Notes to Financial Statements (unaudited) (continued)

substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.  Management Agreement and Other Transactions with Affiliates

Each Fund retains Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), to act as their investment manager, subject to the supervision of the Board of Directors of each fund. SBAM furnishes the Series with office space and certain services and facilities required for conducting the business of the Series and pays the compensation of its officers. The management fee for these services for each Fund is based on the following annual percentages of each Fund’s average daily net assets: 0.50% for the High Yield Bond Fund, and 0.70% for the Emerging Markets Debt Fund. These fees are calculated daily and paid monthly.

During the six months ended August 31, 2005, the High Yield Bond Fund and Emerging Markets Debt Fund had voluntary expense limitations in place of 0.55% and 0.75%, resulting in waived management fees of $123,231 and $99,325, respectively. These expense limitations can be terminated at any time by SBAM.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ administrator. As compensation for its services, the Funds pay SBFM an administration fee calculated at the annual rate of 0.05% of each Fund’s respective average daily net assets. These fees are calculated daily and paid monthly.

During the six months ended August 31, 2005, the High Yield Bond Fund and Emerging Markets Debt Fund also paid $20 and $29, respectively, to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

Certain officers and one Director of the Series are employees of Citigroup or its affiliates and do not receive compensation from the Company.

During the six months ended August 31, 2005, CGM and its affiliates did not receive any brokerage commissions from the Funds.

3.  Investments

During the six months ended August 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
High Yield Bond Fund	$55,219,414	$11,454,738
Emerging Markets Debt Fund	59,096,755	40,868,704

Notes to Financial Statements (unaudited) (continued)

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
High Yield Bond Fund	$8,504,708	$(6,277,293)	$2,227,415
Emerging Markets Debt Fund	6,047,601	(17,815)	6,029,786

At August 31, 2005, the Emerging Markets Debt Fund held the following credit default swap contracts:

Swap Counterparty:	Morgan Stanley & Co. International Ltd.
Effective Date:	3/16/05
Reference Entity:	Federative Republic of Brazil, 12.250% due 3/6/30
Notional Amount:	$2,000,000
Termination Date:	3/20/10
Unrealized Appreciation:	$48,375

At August 31, 2005, the Emerging Markets Debt Fund loaned securities having a market value of $22,575,405. The Fund received cash collateral amounting to $22,960,325 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.  Line of Credit

The Funds, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended August 31, 2005, the commitment fee allocated to the High Yield Bond Fund and Emerging Markets Debt Fund was $4,791 and $857, respectively. Since the line of credit was established, there have been no borrowings.

5.  Capital Shares

At August 31, 2005, the Series Fund had 10,000,000,000 shares of authorized capital stock, with par value of $0.001 per share.

Transaction in Fund shares for the periods indicated were as follows:

High Yield Bond Fund	Six Months Ended August 31, 2005	Year Ended February 28, 2005
Shares sold	8,620,954	10,003,277
Shares issued on reinvestment	—	585,452
Shares repurchased	(2,796,777)	(7,776,318)
Net Increase	5,824,177	2,812,411

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Debt Fund	Six Months Ended August 31, 2005	Year Ended February 28, 2005
Shares sold	3,587,751	7,795,704
Shares issued on reinvestment	—	1,107,905
Shares repurchased	(1,327,383)	(4,351,931)
Net Increase	2,260,368	4,551,678

6.  Capital Loss Carryforward

As of February 28, 2005, High Yield Bond Fund had a net capital loss carryforward of $6,437,814, of which $3,014,918 expires in 2010 and $3,422,896 expires in 2011.

7.  Regulatory Matters and Related Litigation

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury

Notes to Financial Statements (unaudited) (continued)

and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

The Funds did not implement the contractual arrangement described above and will not receive any portion of such payments.

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

8.  Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP resigned as the independent registered public accounting firm for the Funds effective June 17, 2005. The Funds’ Audit Committee approved the engagement of KPMG LLP as the Funds’ new independent registered public accounting firm for the fiscal year ending February 28, 2006. A majority of the Funds’ Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

Notes to Financial Statements (unaudited) (continued)

The reports of PricewaterhouseCoopers LLP on the Funds’ financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Funds’ two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

9.  Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Managers. Therefore, the Funds’ Board of Directors has approved a new investment management contract between the Funds and the Managers to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to the shareholders of the Funds for their approval.

10.  Subsequent Event

The Funds have received information from Citigroup Asset Management (“CAM”) concerning Salomon Brothers Asset Management Inc (“SBAM”), an investment advisory company that is part of CAM. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBAM for alleged violations of Sections 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBAM.

Although there can be no assurance, SBAM believes that this matter is not likely to have a material adverse effect on the Funds or SBAM’s ability to perform investment advisory services relating to the Funds.

The Commission staff’s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Salomon Brothers Institutional Series Funds Inc. (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received extensive information from the Fund’s manager, Salomon Brothers Asset Management Inc (the “Manager”), to assist them in their consideration of the Fund’s management agreements with the Manager (the “Management Agreements”) with respect to the Salomon Brothers Institutional Emerging Markets Debt Fund (the “Emerging Markets Debt Fund”) and the Salomon Brothers Institutional High Yield Bond Fund (the “High Yield Bond Fund,” each of the High Yield Bond Fund and Emerging Markets Debt Fund, a “fund”). This includes a variety of information about the Manager, including the advisory arrangements for each fund and other funds overseen by the Board, certain portions of which are discussed below.

At an in-person meeting held on July 25 and 26, 2005, a presentation was made to the Board by the Manager that encompassed the Emerging Markets Debt Fund, High Yield Bond Fund and all the funds for which the Board has responsibility. The Board evaluated information made available on a fund-by-fund basis and their determinations were made separately in respect of each fund. Each of the Emerging Markets Debt Fund and the High Yield Bond Fund has an investment advisory agreement and an administration agreement. The discussion below covers both advisory and administrative functions being rendered by the Manager. The terms “Management Agreement,” “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees although the Fund has separate agreements in place.

Board Approval of Management Agreements

The Board unanimously approved the continuation of each Management Agreement for a period of up to one year concluding, in doing so, that the Manager should continue to be each fund’s investment adviser and that the compensation payable under the agreement is fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its business judgment. In approving continuance of the Management Agreements, the Board considered the announcement on June 24, 2005 by Citigroup that it had signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. Upon completion of this transaction the Manager, currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason, Inc. and the Management Agreements will terminate. Other factors considered and conclusions rendered by the Board (including Independent Board Members) in determining to approve the continuation of each Management Agreement included the following:

Nature, Extent and Quality of the Services under the Management Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to each of the Emerging Markets Debt Fund and High Yield Bond

Board Approval of Management Agreement (unaudited) (continued)

Fund by the Manager under the Management Agreements during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted that it had received information at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed information describing the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Emerging Markets Debt Fund and the High Yield Bond Fund. The Board also considered the willingness of the Manager to consider and implement organizational changes to improve investment results and the services provided to the CAM fund complex. The Board also considered financial information from the Manager and based on its general knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered information presented regarding the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, the Manager also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Agreements.

Fund Performance

The Board received and considered performance information for the Emerging Markets Debt Fund and the High Yield Bond Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology

Board Approval of Management Agreement (unaudited) (continued)

Lipper used to select the funds included in the Performance Universe. The Board also noted that it had received information prepared by the Manager throughout the year at periodic intervals comparing each of the Emerging Markets Debt Fund’s and High Yield Bond Fund’s performance against its benchmark(s) and Lipper peers.

Emerging Markets Debt Fund

The information comparing the Emerging Markets Debt Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “emerging market debt funds” by Lipper, showed that the Emerging Markets Debt Fund’s performance for the 1-, 3- and 5-year periods presented was better than the median. Based on their review, which included careful consideration of all of the factors noted above, the Board concluded that the investment performance of the Emerging Markets Debt Fund has been good over time.

High Yield Bond Fund

The information comparing the High Yield Bond Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “high current yield funds” by Lipper, showed that the Fund’s performance for the 1-, 3- and 5-year periods presented was better than the median. Based on their review, which included careful consideration of all of the factors noted above, the Board concluded that the investment performance of the High Yield Bond Fund has been good over time.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager with respect to the Emerging Markets Debt Fund and High Yield Bond Fund in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Emerging Markets Debt Fund and High Yield Bond Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information prepared by Lipper comparing Emerging Markets Debt Fund’s and High Yield Bond Fund’s Contractual Management Fees and Actual Management Fees and the respective fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in asset classes similar to those of the Emerging Markets Debt Fund and High Yield Bond Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and the scope of the services provided to these other clients, noting that, unlike such other clients, the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive,

Board Approval of Management Agreement (unaudited) (continued)

chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the broader range of services provided to each fund and did not place a significant weight on this factor. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Emerging Market Debt Fund’s and High Yield Bond Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the funds’ affiliated distributors and how the amounts received by the distributors are paid.

Emerging Markets Debt Fund

The information comparing the Emerging Markets Debt Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 4 institutional funds (including the Emerging Markets Debt Fund) classified as “emerging market debt funds” by Lipper, showed that the Emerging Markets Debt Fund’s Contractual and Actual Management Fees were lower than the median of management fees paid by the other funds in the Expense Group. The Emerging Markets Debt Fund’s Actual Management Fee reflects a voluntary waiver of a portion of the Manager’s fee, as is the case for most of the other funds in the Expense Group. The Board noted that the Emerging Markets Debt Fund’s actual total expense ratio was also better than the median, acknowledging that there were a limited number of funds in the Expense Group, and concluded that the expense ratio of the Emerging Markets Debt Fund was acceptable in light of the quality of services the Emerging Markets Debt Fund received and such other factors as the Board considered relevant.

High Yield Bond Fund

The information comparing the High Yield Bond Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 12 institutional funds (including the High Yield Bond Fund) classified as “high current yield funds” by Lipper, showed that the High Yield Bond Fund’s Contractual and Actual Management Fees were lower than the median of management fees paid by the other funds in the Expense Group. The High Yield Bond Fund’s Actual Management Fee reflects a voluntary waiver of a portion of the Manager’s fee, as is the case for most of the other funds in the Expense Group. The Board noted that the High Yield Bond Fund’s actual total expense ratio was also better than the median and concluded that the expense ratio of the High Yield Bond Fund was acceptable in light of the quality of services the High Yield Bond Fund received and such other factors as the Board considered relevant.

Taking all of the above into consideration, the Board determined that the Emerging Markets Debt Fund’s and High Yield Bond Fund’s Management Fees were reasonable in

Board Approval of Management Agreement (unaudited) (continued)

light of the nature, extent and quality of the services provided to those funds under the Management Agreements.

The material factors and conclusions that formed the basis for the Board’s determination to approve the continuance of each Management Agreement (including the determinations that the Manager should continue to serve as the investment adviser to the Fund and that the fees payable to the Manager pursuant to the respective Management Agreement are appropriate) included the following:

Manager Profitability

The Board received and considered information regarding the profitability to Manager and its affiliates of their relationships with each of the Emerging Markets Debt Fund and High Yield Bond Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. Based upon their review of the information made available, the Board concluded that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the funds.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of each of the Emerging Markets Debt Fund and the High Yield Bond Fund, whether each fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the funds were being passed along to the shareholders. The Board also considered whether alternative fee structures (such as with breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

Generally, in light of the Manager’s profitability data, and such other factors as the Board considered relevant, the Board concluded that the Manager’s sharing of current economies of scale with the Emerging Markets Debt Fund and the High Yield Bond Fund was reasonable at the present time, without implementation of breakpoints.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates as a result of their relationship with the Emerging Markets Debt and High Yield Bond Funds, including soft dollar arrangements, receipt of brokerage commissions and the opportunity to offer additional products and services to Fund shareholders.

Board Approval of Management Agreement (unaudited) (continued)

In light of the costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to the Funds, other ancillary benefits that the Manager and its affiliates received were not considered unreasonable by the Board.

Conclusion

In light of all of the foregoing, the Board unanimously approved the Management Agreements to continue for another year. No single factor considered by the Board was identified by the Board as the principal factor in determining whether to approve each Management Agreement to continue for another year and Directors gave different weights to the various factors considered. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board received a memorandum from their independent counsel discussing the legal standards for their consideration of the continuation of the Management Agreements and, prior to voting, discussed the proposed continuance of the Management Agreements in a private session with such counsel at which no representatives of the Manager were present.

Directors	Salomon Brothers Institutional
CAROL L. COLMAN DANIEL P. CRONIN LESLIE H. GELB R. JAY GERKEN, CFA Chairman WILLIAM R. HUTCHINSON Dr. RIORDAN ROETT JESWALD W. SALACUSE	Series Funds Inc

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc
399 Park Avenue
New York, New York 10022

Telephone 1-800-SALOMON, Toll Free

DISTRIBUTOR

Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

Officers

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and
Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer
and Treasurer

CHARLES K. BARDES

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

THOMAS A. CROAK

Executive Vice President

THOMAS K. FLANAGAN, CFA

Executive Vice President

KEVIN KENNEDY

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and
Chief Legal Officer

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT

PFPC Inc.
P.O. Box 9764
Providence, RI 02940-9764

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, New York 10017-3909

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP
345 Park Avenue
New York, New York 10154

This report is transmitted to the shareholders of Salomon Brothers Institutional Series Funds Inc - High Yield Bond Fund and Emerging Markets Debt Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Salomon Brothers Institutional Series Funds Inc

The Funds are separate investment funds of the Salomon Brothers Institutional Series Funds Inc, a Maryland corporation.

HIGH YIELD BOND FUND

EMERGING MARKETS DEBT FUND

Salomon Brothers Asset Management

399 Park Avenue

New York, New York 10022

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-446-1013.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.sbam.com

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

INSTSEMI 8/05	05-9161

ITEM 2.                                                     CODE OF ETHICS.

Not applicable.

ITEM 3.                                                     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.                                                             Principal Accountant Fees and Services

Not applicable.

ITEM 5.                                                   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                                                     SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.                                                     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                                                     [RESERVED]

ITEM 9.                                                     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                                               SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                                               CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Institutional Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Institutional Series Funds Inc

Date:	November 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Institutional Series Funds Inc

Date:	November 10, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Institutional Series Funds Inc

Date:	November 10, 2005